Accounts Payables, Accrued Expenses and Other Current Liabilities (Details) - Schedule of accounts payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Payables [Abstract]
Accounts payable and accruals	$ 20,421	$ 702
NIS unlinked [Member]
Schedule of Accounts Payables [Abstract]
Accounts payable and accruals	2,713	461
Other currencies [Member]
Schedule of Accounts Payables [Abstract]
Accounts payable and accruals	$ 17,708	$ 241